Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share

2018
First quarter	$ 6,949	$ 6,389	$ 2,164	$ 0.79	$ 0.79
Second quarter	7,344	6,652	2,324	0.85	0.85
Third quarter	7,572	6,801	2,432	0.88	0.88
Fourth quarter	7,772	6,909	2,492	0.91	0.91

2017
First quarter	$ 6,247	$ 5,862	$ 1,730	$ 0.63	$ 0.63
Second quarter	6,413	5,950	1,726	0.63	0.63
Third quarter	6,766	6,204	1,866	0.68	0.68
Fourth quarter	7,014	6,436	1,779	0.65	0.65

2016
First quarter	$ 5,661	$ 5,285	$ 1,480	$ 0.54	$ 0.54
Second quarter	5,813	5,446	1,611	0.59	0.59
Third quarter	5,863	5,497	1,694	0.61	0.61
Fourth quarter	6,295	5,931	1,953	0.72	0.72